Long Term Debt (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019
Line of Credit Facility [Abstract]
Convertible Notes (at fair value)	$ 14,131,000
PPP loan	2,204,600
Subtotal	16,335,600
Less: current maturities	(6,135,364)
Total long-term debt, less current portion	$ 10,200,236